Document and Entity Information	Sep. 02, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001120193
Document Type	8-K
Document Period End Date	Sep. 02, 2019
Entity Registrant Name	Nasdaq, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38855
Entity Tax Identification Number	52-1165937
Entity Address, Address Line One	151 W. 42nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	401 8700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock .01parvaluepershare [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	NDAQ
Security Exchange Name	NASDAQ
One Point Seven Five Percent Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.75% Senior Notes due 2029
Trading Symbol	NDAQ29
Security Exchange Name	NASDAQ
Three Point Eight Seven Five Percent Senior Notes Due 2021 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.875% Senior Notes due 2021
Trading Symbol	NDAQ21
Security Exchange Name	NASDAQ
One Point Seven Five Percent Senior Note Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.750% Senior Notes due 2023
Trading Symbol	NDAQ23
Security Exchange Name	NASDAQ